Note 10 - Deposits (Details) - Scheduled Maturities of Certificates of Deposit (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Scheduled Maturities of Certificates of Deposit [Abstract]
2013	$ 134,893
2014	49,820
2015	30,826
2016	13,293
2017	11,340
2018 and thereafter	11,571
Total	$ 251,743